Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share redemption price
Effective March 17, 2013, the redemption price per share shall be as shown below, which is based upon the number of years the stock is held:

Period of Time Held	Redemption Price
At least one year	Lower of $9.25 or the price paid by the stockholder
At least two years	Lower of $9.50 or the price paid by the stockholder
At least three years	Lower of $9.75 or the price paid by the stockholder
At least four years	Lower of $10.28 or the price paid by the stockholder

Schedule of activity for noncontrolling interests
The following summarizes the activity for noncontrolling interests for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$19,736	$17,512	$21,787
Repurchase of noncontrolling interests	—	—	(103)
Contribution/issuance of noncontrolling interests	1,504	8,095	—
Distributions to noncontrolling interests	(3,050)	(2,730)	(2,334)
Allocated distributions to noncontrolling interests subject to redemption	(14)	(49)	(99)
Net loss	(698)	(3,092)	(1,739)
Ending balance	$17,478	$19,736	$17,512